Equity	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Equity

Note 16: Equity

Share Capital

(Canadian $ in millions, except as noted)	2018			2017
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 14 (1)	–	–	–	–	–	0.66
Class B – Series 15 (2)	–	–	–	–	–	0.73
Class B – Series 16 (3)	–	–	0.64	6,267,391	157	0.85
Class B – Series 17 (4)	–	–	0.52	5,732,609	143	0.55
Class B – Series 25	9,425,607	236	0.45	9,425,607	236	0.45
Class B – Series 26	2,174,393	54	0.59	2,174,393	54	0.43
Class B – Series 27	20,000,000	500	1.00	20,000,000	500	1.00
Class B – Series 29	16,000,000	400	0.98	16,000,000	400	0.98
Class B – Series 31	12,000,000	300	0.95	12,000,000	300	0.95
Class B – Series 33	8,000,000	200	0.95	8,000,000	200	0.95
Class B – Series 35	6,000,000	150	1.25	6,000,000	150	1.25
Class B – Series 36	600,000	600	58.50	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.33
Class B – Series 40 (5)	20,000,000	500	1.13	20,000,000	500	0.80
Class B – Series 42 (6)	16,000,000	400	1.10	16,000,000	400	0.45
Class B – Series 44 (7)	16,000,000	400	–	–	–	–
		4,340			4,240
Common Shares
Balance at beginning of year	647,816,318	13,032		645,761,333	12,539
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		4,821,184	448
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	1,513,307	99		2,233,801	146
Repurchased for cancellation	(10,000,000)	(202)		(5,000,000)	(101)
Balance at End of Year	639,329,625	12,929	3.78	647,816,318	13,032	3.56
Share Capital		17,269			17,272
(1)

On May 25, 2017, we redeemed all 10 million Non-Cumulative Perpetual Class B Preferred Shares, Series 14, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2017 were $0.66 per share and 10 million shares were outstanding at the time of the dividend declaration.

(2)

On May 25, 2017, we redeemed all 10 million Non-Cumulative Perpetual Class B Preferred Shares, Series 15, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2017 were $0.73 per share and 10 million shares were outstanding at the time of the dividend declaration.

(3)

On August 25, 2018, we redeemed all 6,267,391 Non-Cumulative Perpetual Class B Preferred Shares, Series 16, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.64 per share and 6,267,391 shares were outstanding at the time of the dividend declaration.

(4)

On August 25, 2018, we redeemed all 5,732,609 Non-Cumulative Perpetual Class B Preferred Shares, Series 17, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.52 per share and 5,732,609 shares were outstanding at the time of the dividend declaration.

(5)	On March 9, 2017, we issued 20 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 40, at a price of $25.00 cash per share for gross proceeds of $500 million.
(6)	On June 29, 2017, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 42, at a price of $25.00 cash per share for gross proceeds of $400 million.
(7)	On September 17, 2018, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 44, at a price of $25.00 cash per share for gross proceeds of $400 million.

Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 25	25.00	$0.112813	(2)	1.15%	August 25, 2021	(3)(4)	Class B – Series 26	(8)
Class B – Series 26	25.00	Floating	(7)	1.15%	August 25, 2021	(3)(5)	Class B – Series 25	(8)
Class B – Series 27	25.00	$ 0.2500	(2)	2.33%	May 25, 2019	(3)(4)	Class B – Series 28	(8)
Class B – Series 29	25.00	$ 0.24375	(2)	2.24%	August 25, 2019	(3)(4)	Class B – Series 30	(8)
Class B – Series 31	25.00	$ 0.2375	(2)	2.22%	November 25, 2019	(3)(4)	Class B – Series 32	(8)
Class B – Series 33	25.00	$ 0.2375	(2)	2.71%	August 25, 2020	(3)(4)	Class B – Series 34	(8)
Class B – Series 35	25.00	$ 0.3125		Does not reset	August 25, 2020	(6)	Not convertible
Class B – Series 36	1,000.00	$ 14.6250	(2)	4.97%	November 25, 2020	(3)(4)	Class B – Series 37	(8)
Class B – Series 38	25.00	$0.303125	(2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(8)
Class B – Series 40	25.00	$ 0.28125	(2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(8)
Class B – Series 42	25.00	$ 0.2750	(2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(8)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(8)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)

The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the 5-year Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as and when declared at the 3-month Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, Series 26, 28, 30, 32, 34, 37, 39, 41, 43 and 45 are floating rate preferred shares.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, Series 25 are fixed rate preferred shares.
(6)	Series 35 is subject to a redemption premium if redeemed prior to August 25, 2024.
(7)	Floating rate will be set as and when declared at the 3-month Government of Canada treasury bill yield plus a reset premium.
(8)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.

Authorized Share Capital

We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities on our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Further, issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.

Common Shares

We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.

Preferred Shares

We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.

Treasury Shares

When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of total contributed surplus related to treasury shares.

Non-Viability Contingent Capital

Class B – Series 27, Class B – Series 29, Class B – Series 31, Class B – Series 33, Class B – Series 35, Class B – Series 36, Class B – Series 38, Class B – Series 40, Class B – Series 42 and Class B – Series 44 preferred share issues include a non-viability contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

Normal Course Issuer Bid

We renewed our normal course issuer bid (“NCIB”), effective June 1, 2018 for one year. Under this NCIB, we may purchase up to 20 million of our common shares for cancellation. The timing and amount of purchases under the NCIB are subject to management discretion based on factors such as market conditions and capital levels. The bank will consult with OSFI before making purchases under the NCIB.

During the year ended October 31, 2018, we purchased for cancellation 10 million of our common shares.

During the year ended October 31, 2017, we purchased for cancellation 5 million of our common shares.

Share Redemption and Dividend Restrictions

OSFI must approve any plan to redeem any of our preferred share issues for cash.

We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the Bank Act (Canada). In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so.

In addition, we have agreed that if BMO Capital Trust II (the “Trust”), an unconsolidated structured entity, fails to pay any required distribution on its capital trust securities, we will not declare dividends of any kind on any of our preferred or common shares for a period of time following the Trust’s failure to pay the required distribution (as defined in the applicable prospectuses) unless the Trust first pays such distribution to the holders of its capital trust securities.

Currently, these limitations do not restrict the payment of dividends on common or preferred shares.

Shareholder Dividend Reinvestment and Share Purchase Plan

We offer a Dividend Reinvestment and Share Purchase Plan (“DRIP”) for our shareholders. Participation in the plan is optional. Under the terms of the DRIP, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.

For dividends paid in fiscal 2018, common shares to supply the DRIP were purchased in the open market.

For the dividends paid in the first two quarters of 2017, common shares to supply the DRIP were issued from treasury with a two percent discount. For the dividends paid in the third quarter of 2017, common shares to supply the DRIP were issued from treasury without a discount. For the dividends paid in the fourth quarter, common shares to supply the DRIP were purchased on the open market.

During the year ended October 31, 2018, we did not issue any common shares from treasury (4,821,184 in 2017) and purchased 1,995,353 common shares in the open market (504,873 in 2017) for delivery to shareholders under the DRIP.

Potential Share Issuances

As at October 31, 2018, we had reserved 39,947,147 common shares (39,947,147 in 2017) for potential issuance in respect of the DRIP. We have also reserved 6,095,201 common shares (7,525,296 in 2017) for the potential exercise of stock options, as further described in Note 20.